21. INCOME TAX AND DEFERRED TAXES (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets
DisclosureOfIncomeTaxLinesLineItems [Line Items]
Beginning balance	$ 15,184,840	$ 13,242,753
Increase (decrease) in profit or loss	1,167,270	1,942,087
Increase (decrease) in equity	0	0
Increase (decrease) for business combination	0
Balance conversion adjustments (profit or loss)	0	0
Ending balance	16,352,110	15,184,840
Liabilities
DisclosureOfIncomeTaxLinesLineItems [Line Items]
Beginning balance	50,388,290	48,793,801
Increase (decrease) in profit or loss	1,951,805	1,604,327
Increase (decrease) in equity	(19,348)	(7,719)
Increase (decrease) for business combination	1,216,548
Balance conversion adjustments (profit or loss)	(164,137)	(2,119)
Ending balance	$ 53,373,158	$ 50,388,290